23. Tax assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exchange differences (net) [Abstract]
Result generated by the exchange rate variations on the Bank's investment in the Cayman, Luxemburg and EFC Branch	R$ 16,791,857	R$ 1,512,322	R$ 6,673,535
Gains (losses) on financial assets and liabilities (net)
Result generated by derivative contracts used as hedge	(30,374,869)	(2,776,601)	(12,540,855)
Income Taxes
Tax effect of derivative contracts used as hedge - PIS / COFINS	311,819	(106,497)	255,481
Tax effect of derivative contracts used as hedge - IR / CS	R$ 13,271,193	R$ 1,370,776	R$ 5,611,839